Net Loss Per Share (Details) - Schedule of Net Loss Per Common Share of Basic and Diluted (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule of Net Loss Per Common Share of Basic and Diluted [Line Items]
Weighted-average common shares outstanding – diluted	23,316,071	12,379,480	14,612,600	10,620,614
Net loss per common share – diluted	$ 0.04	$ (0.76)	$ (2.71)	$ (2.25)